12. DEPRECIATION, AMORTIZATION AND IMPAIRMENT	12 Months Ended
Dec. 31, 2017
Depreciation Amortization And Impairment
DEPRECIATION, AMORTIZATION AND IMPAIRMENT

IN MILLIONS OF USD	2017	2016	2015

Depreciation	(64.5)	(61.4)	(49.7)
Impairment	(0.2)	–	(1.4)
Subtotal (note 17 Property, Plant and Equipment)	(64.7)	(61.4)	(51.1)
Amortization	(44.0)	(42.3)	(35.6)
Subtotal (note 19 Intangible Assets)	(44.0)	(42.3)	(35.6)
Total	(108.7)	(103.7)	(86.7)